Discontinued Operations (Details) (USD $)	0 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended		0 Months Ended	1 Months Ended			12 Months Ended				12 Months Ended
	Jun. 18, 2012	Jul. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Welman vs. Erye Member [Member]	Dec. 31, 2011 Welman vs. Erye Member [Member]	Jul. 31, 2011 Case 3 [Member] Welman vs. Erye Member [Member]	Dec. 31, 2011 Erye Merger Agreement [Member]	Jun. 18, 2012 Erye's [Member]	Jun. 30, 2011 Erye's [Member]	Apr. 30, 2011 Erye's [Member]	Feb. 28, 2010 Erye's [Member]	Dec. 31, 2011 Erye's [Member]	Dec. 31, 2010 Erye's [Member]	Dec. 31, 2012 Erye's [Member]	Jun. 30, 2012 Erye's [Member] Erye Merger Agreement [Member]	Dec. 31, 2011 Erye's [Member] Undistributed Profit Generated Subsequent To Acquisition Date [Member]	Dec. 31, 2011 Erye's [Member] Undistributed profits generated prior to acquisition date [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent			20.00%					51.00%	51.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																49.00%
Due to Related Parties													$ 8,301,400		$ 20,862,700
Related Party Transaction, Rate													6.56%	5.31%
Repayments of Related Party Debt			(3,000,000)	0						875,100
Interest Paid			1,522,700	279,596						1,115,000		198,500	125,100
Related Party Transaction, Terms and Manner of Settlement																	(i) the 49% of undistributed profits (after tax) of the joint venture due EET will be distributed to EET and lent back to Erye to help finance costs in connection with its construction of and relocation to a new facility (to be repaid gradually after construction is completed); and (ii) of the net profit (after tax) of the joint venture due the Company, 45% will be provided to Erye as part of the new facility construction fund and will be characterized as additional paid-in capital for the Company’s 51% interest in Erye, and 6% will be distributed to the Company.	(i) the 49% of undistributed profits (after tax) of the joint venture due EET will be distributed to EET and lent back to Erye to help finance costs in connection with its construction of and relocation to a new facility (to be repaid gradually after construction is completed); and (ii) of the net profit (after tax) of the joint venture due the Company, 51% will be provided to Erye as part of the new facility construction fund and will be characterized as additional paid-in capital for the Company’s 51% interest in Erye.
Dividends, Common Stock											10,259,700		13,671,100
Dividends Distributed to Related Party											5,027,300		6,698,800
Tax Withholding rate													10.00%
Tax Withholding Amount													1,220,500
Loss Contingency, Actions Taken by Court, Arbitrator or Mediator						The Changsha Intermediate Court ruled in Welman’s favor at first and Erye appealed the judgment to the Hunan High Court. Meanwhile, the Supreme Court of PRC has recently rendered a final ruling that Welman is not entitled to the patent right disputed under the said case. On that basis, the Hunan High Court awarded on January 16, 2012 that Welman’s suit against Erye on that patent infringement is rejected. The initial judgment was rendered on May 13, 2010 in the amount of approximately 5 million RMB (approximately $778,500), which was fully accrued for at September 30, 2011 and reversed in the fourth quarter of 2011 based on these subsequent rulings.
Adjustments To Additional Paid In Capital re-invested amount													6,972,300
Repayment of Non interest bearing loan										408,700
Recovery of cash advances										648,600
Loss Contingency, Damages Awarded, Value					RMB 50,000		RMB 2,000,000
Bank Deposit Freeze		7,900,000	2,460,000
Proceeds from Divestiture of Businesses									$ 12,300,000
Sale of Stock, Number of Shares Issued in Transaction	1,040,000
Stock Option Cancelled	1,170,000
Warrants Canceled	640,000		0	(150,000)